Pensions and Other Postretirement Benefits (Details 8) - Significant Unobservable Inputs (Level 3) [Member] - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Change in plan assets:
Fair value of plan assets at beginning of year	$ 3.2	$ 2.8
Actual return on plan assets still held at reporting date	(0.8)	0.4
Fair value of plan assets at end of year	$ 2.4	$ 3.2